Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by operating segment
The changes in the carrying amount of goodwill by reporting unit for the years ended December 31, 2014 and 2013, are as follows:

	Willis GB	Willis Capital, Wholesale & Reinsurance	Willis North America	Willis International	Total
	(millions)
Balance at January 1, 2013
Goodwill, gross	$538	$850	$1,573	$358	$3,319
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	538	850	1,081	358	2,827
Purchase price allocation adjustments	—	—	(1)	—	(1)
Goodwill acquired during the year	15	—	—	1	16
Goodwill disposed of during the year	—	—	(14)	—	(14)
Other movements	—	—	(1)	—	(1)
Foreign exchange	2	1	—	8	11
Balance at December 31, 2013
Goodwill, gross	555	851	1,557	367	3,330
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$555	$851	$1,065	$367	$2,838
Purchase price allocation adjustments	3	—	3	7	13
Goodwill acquired during the year	—	5	—	179	184
Goodwill disposed of during the year	—	—	(48)	—	(48)
Foreign exchange	(3)	(4)	—	(43)	(50)
Balance at December 31, 2014
Goodwill, gross	555	852	1,512	510	3,429
Accumulated impairment losses	—	—	(492)	—	(492)
Goodwill, net	$555	$852	$1,020	$510	$2,937

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